UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
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Check here if Amendment [_]; Amendment Number: ______
  This Amendment (Check only one.): [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:    Crestview Partners GP, L.P.
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Address: 667 Madison Avenue
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         10th Floor
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         New York, NY 10065
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Form 13F File Number: 28-13638

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By: Crestview, L.L.C., its general partner

Name:  Evelyn C. Pellicone
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Title: Chief Financial Officer
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Phone: (212) 906-0723
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Signature, Place, and Date of Signing:

     /s/  Evelyn C. Pellicone          New York, New York February 14, 2013
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            [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
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Form 13F Information Table Entry Total: 2
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Form 13F Information Table Value Total: $269,540
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                                        (thousands)

List of Other Included Managers:

None

                           FORM 13F INFORMATION TABLE

     COLUMN 1       COLUMN 2     COLUMN 3  COLUMN 4           COLUMN 5         COLUMN 6  COLUMN 7               COLUMN 8
                                            VALUE    SHRS OR    SH/     PUT/  INVESTMENT  OTHER             VOTING AUTHORITY
  NAME OF ISSUER TITLE OF CLASS   CUSIP    (X$1000)  PRN AMT    PRN     CALL  DISCRETION MANAGERS   SOLE         SHARED      NONE
---------------- -------------- --------- --------- --------- -------- ------ ---------- -------- --------- ---------------- ----
CHARTER          CL A NEW       16117M305   236,290 3,099,288 SH                 SOLE             3,099,288
COMMUNICATIONS
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FBR & CO         COM            30247C301    33,250 8,591,641 SH                 SOLE             8,591,641
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